S000004336 [Member] Investment Objectives and Goals - iShares Russell Mid-Cap Growth ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Russell Mid-Cap Growth ETF IWP | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.